Allstate Life Insurance Company

Allstate Financial Advisors Separate Account I

Supplement dated June 23, 2006

to the

Prospectus and Statement of Additional Information

dated May 1, 2006 for

Morgan Stanley Variable Annuity II

This supplement amends the above referenced prospectus and Statement of Additional Information for the Morgan Stanley Variable Annuity II contract (“Contract”) offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

All footnote references throughout the prospectus and Statement of Additional Information for the Morgan Stanley VIS Information Portfolio - Class X and corresponding Variable Sub-Account are changed as follows:

Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class X is no longer available as an investment alternative. Therefore, the corresponding Morgan Stanley VIS Information – Class X Sub-Account that invests in this Portfolio is closed and is no longer offered as of June 23, 2006. We will no longer accept purchase payments, permit transfers or any allocations to this Variable Sub-Account. Any amount invested in the Morgan Stanley VIS Information – Class X Sub-Account as of June 23, 2006 was transferred to the Morgan Stanley VIS Money Market - Class X Sub-Account.

Allstate Life Insurance Company

Allstate Financial Advisors Separate Account I

Supplement dated June 23, 2006

to the

Prospectus and Statement of Additional Information

dated May 1, 2006 for

Morgan Stanley Variable Annuity 3

This supplement amends the above referenced prospectus and Statement of Additional Information for the Morgan Stanley Variable Annuity 3 contract (“Contract”) offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

All footnote references throughout the prospectus and Statement of Additional Information for the Morgan Stanley VIS Information Portfolio - Class Y and corresponding Variable Sub-Account are changed as follows:

Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class Y is no longer available as an investment alternative. Therefore, the corresponding Morgan Stanley VIS Information – Class Y Sub-Account that invests in this Portfolio is closed and is no longer offered as of June 23, 2006. We will no longer accept purchase payments, permit transfers or any allocations to this Variable Sub-Account. Any amount invested in the Morgan Stanley VIS Information – Class Y Sub-Account as of June 23, 2006 was transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account.